FINANCE ITEMS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Analysis of income and expense [abstract]
Interest income on bank deposits	$ 6,941	$ 5,714
Finance income	6,941	5,714
Interest on finance leases and other loans	922	1,496
Finance fees and bank charges	512	969
Unwinding of discount on rehabilitation provision (note 17)	848	1,152
Finance costs	$ 2,282	$ 3,617